Marketable securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Amortized cost	$ 249,069	$ 138,267
Gross unrealized gains	490	242
Gross unrealized losses	(56)	(90)
Fair value	249,503	138,419
Unrealized Gain (Loss) on Derivatives	0	0
Corporate bonds
Marketable Securities [Line Items]
Amortized cost	87,587	50,543
Gross unrealized gains	250	73
Gross unrealized losses	(16)	(6)
Fair value	87,821	50,610
Agency bonds
Marketable Securities [Line Items]
Amortized cost	47,390	60,575
Gross unrealized gains	25	121
Gross unrealized losses	(36)	(59)
Fair value	47,379	60,637
Treasury bills
Marketable Securities [Line Items]
Amortized cost	28,392	972
Gross unrealized gains	19	0
Gross unrealized losses	(2)	(3)
Fair value	28,409	969
US Government bonds
Marketable Securities [Line Items]
Amortized cost	80,890	26,177
Gross unrealized gains	196	48
Gross unrealized losses	(2)	(22)
Fair value	81,084	$ 26,203
Commercial paper
Marketable Securities [Line Items]
Amortized cost	4,810
Gross unrealized gains	0
Gross unrealized losses	0
Fair value	$ 4,810